Note 8 - Summary of Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Three Months Ended March 31, 2016
			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	1,022,195	$6.47	9.37	$-
Options granted	129,267	$6.35
Options exercised	(1,314)	$4.80
Options canceled	(18,380)	$8.55
Options outstanding, end of period	1,131,768	$6.42	9.24	$414,727

Vested and exercisable and expected to vest, end of period	1,035,338	$6.48	9.22	$392,137

Vested and exercisable, end of period	179,832	$9.86	7.90	$125,415

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Number Of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)

Options outstanding, beginning of period	286,501	$8.16	9.32	$-	45,427	$9.92	8.80
Options granted	753,880	$5.80			237,687	$4.80
Options assumed from PLC	-	$-			8,530	$81.92
Options exercised	-	$-			(20)	$0.96
Options canceled	(18,186)	$5.10			(5,123)	$14.64
Options outstanding, end of period	1,022,195	$6.47	9.37	$1,194,180	286,501	$8.16	9.15	$-

Vested and exercisable and expected to vest, end of period	927,286	$6.54	9.33	$1,094,069	262,490	$8.47	9.10	$-

Vested and exercisable, end of period	121,886	$12.63	7.20	$143,458	65,020	$19.61	7.13	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			March 31, 2016	Price	Term (Years)	March 31, 2016	Price

	$2.64		12,500	$2.64	9.12	-	$-
$3.68	-	$3.76	79,376	$3.75	8.86	21,498	$3.75
	$4.80		212,300	$4.80	8.43	81,288	$4.80
	$6.00		609,003	$6.00	9.72	29,599	$6.00
$6.24	-	$6.40	129,267	$6.35	9.91	-	$-
$7.12	-	$7.92	41,875	$7.67	9.35	-	$-
	$9.92		38,429	$9.92	6.59	38,429	$9.92
$56.00	-	$72.00	6,810	$69.63	1.42	6,810	$69.63
$96.00	-	$149.04	2,176	$119.53	1.49	2,176	$119.53
	$296.00		32	$296.00	1.48	32	$296.00
			1,131,768	$6.42	9.24	179,832	$9.86

				Options Outstanding		Options Exercisable
Range of Exercise Prices			Number Outstanding as of December 31, 2015	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Number Exercisable as of December 31, 2015	Weighted Average Exercise Price

$2.64	-	$4.80	313,002	$4.45	8.72	73,197	$4.80
$6.00	-	$9.92	699,554	$6.32	9.76	39,050	$9.92
$56.00	-	$96.00	7,393	$69.76	1.59	7,393	$69.76
$104.00	-	$296.00	2,246	$126.98	1.57	2,246	$126.98
			1,022,195	$6.47	9.37	121,886	$12.63

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended
	March 31
	2016	2015

Expected term (in years)	5	5
Average volatility	66%	62%
Risk-free interest rate	1.55%	1.32%
Dividend yield	0%	0%

	Year Ended December 31,
	2015	2014

Expected term (in years)	5	5
Average volatility	63%	61%
Risk-free interest rate	1.70%	1.80%
Dividend yield	0%	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended
	March 31,
	2016	2015

Research and development	$21	$4
Selling, general and administrative	167	38
Total	$188	$42

	Year Ended December 31,
	2015	2014

Research and development	$18	$5
Selling, general and administrative	202	179
Total	$220	$184